Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions
Allocation of purchase price

	2017 Acquisition Activity
				Finite-Lived
				Intangible-Asset
(Millions)	Scott			Weighted-Average
Asset (Liability)	Safety	Other	Total	Lives (Years)
Accounts receivable	$100	$—	$100
Inventory	79	—	79
Other current assets	10	—	10
Property, plant, and equipment	74	—	74
Purchased finite-lived intangible assets:
Customer related intangible assets	439	3	442	15
Other technology-based intangible assets	125	2	127	10
Definite-lived tradenames	285	—	285	17
Other amortizable intangible assets	—	1	1	5
Purchased goodwill	1,296	6	1,302
Accounts payable and other liabilities	(100)	—	(100)
Deferred tax asset/(liability)	(297)	—	(297)

Net assets acquired	$2,011	$12	$2,023

Supplemental information:
Cash paid	$2,020	$12	$2,032
Less: Cash acquired	9	—	9
Cash paid, net of cash acquired	$2,011	$12	$2,023

	2015 Acquisition Activity
					Finite-Lived
					Intangible-Asset
(Millions)	Capital	Polypore Separations			Weighted-Average
Asset (Liability)	Safety	Media (Membrana)	Other	Total	Lives (Years)
Accounts receivable	$66	$30	$7	$103
Inventory	63	35	4	102
Other current assets	10	1	1	12
Property, plant, and equipment	36	128	7	171
Purchased finite-lived intangible assets:
Customer related intangible assets	445	270	40	755	16
Patents	44	11	7	62	7
Other technology-based intangible assets	85	42	1	128	7
Definite-lived tradenames	26	6	1	33	16
Other amortizable intangible assets	—	—	2	2	4
Purchased indefinite-lived intangible assets	520	—	—	520
Purchased goodwill	1,764	636	95	2,495
Accounts payable and other liabilities, net of other assets	(105)	(122)	(5)	(232)
Interest bearing debt	(766)	—	—	(766)
Deferred tax asset/(liability)	(464)	—	(7)	(471)

Net assets acquired	$1,724	$1,037	$153	$2,914

Supplemental information:
Cash paid	$1,758	$1,037	$154	$2,949
Less: Cash acquired	34	—	1	35
Cash paid, net of cash acquired	$1,724	$1,037	$153	$2,914

Approximate amounts of major assets and liabilities associated with disposal groups classified as held-for-sale

	December 31,	December 31,
(Millions)	2017	2016
Accounts receivable	$25	$25
Property, plant and equipment (net)	20	25
Intangible assets	—	35
Deferred revenue (other current liabilities)	—	35